ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of insurance contracts explanatory [Abstract]
Balances at the beginning of the period	S/ 454,187	S/ 457,189	S/ 468,137
Reported claims of premiums ceded, Note 24	483,387	145,498	119,894
Premiums ceded unearned during the year, Note 23	21,192	(9,139)	6,835
Premiums assumed	246,205	72,448	180,321
Settled claims of premiums ceded by facultative contracts	(231,298)	(90,550)	(125,156)
Collections and others, net	(257,978)	(121,259)	(192,842)
Balances at the end of the period	S/ 715,695	S/ 454,187	S/ 457,189